February 10, 2022

Via EDGAR

U.S. Securities and Exchange Commission

Division of Corporation Finance

Office of Real Estate and Construction

100 F Street, N.E.

Washington, D.C. 20549

Attn: Ms. Stacie Gorman / Ms. Brigitte Lippmann

Re:	La Rosa Holdings Corp.

Draft Registration Statement on Form S-1 Submitted December 17, 2021

CIK No. 0001879403

Dear Ms. Gorman and Ms. Lippman:

On behalf of La Rosa Holdings Corp. (the “Company”), we have set forth below responses to the comments of the staff (the “Staff”) of the Securities and Exchange Commission (the “SEC”) contained in its letter of January 12, 2022 with respect to the Company’s Draft Registration Statement on Form S-1 (the “Form S-1”) as noted above.

For your convenience, the text of the Staff’s comments is set forth below in bold, followed in each case by the Company’s responses. Please note that all references to page numbers in the responses are references to the page numbers in Amendment No. 1 to the Form DRS-1 (the “Form DRS-1/A”) submitted concurrently with the submission of this letter in response to the Staff’s comments.

Use of Proceeds, page 30

1. Please revise your disclosure to provide the information required by Item 504 of Regulation S-K.

The Company has revised the “Use of Proceeds” box in the Summary of the Offering and has added information in the Use of Proceeds section to comply with Item 504 of Regulation S-K.

Management’s Discussion and Analysis of Financial Condition and Results of Operations Results of Operations, page 42

2. We note your disclosure that the changes in revenues and expenses from 2019 to 2020 primarily relate to a change in the corporate model of company owned agencies to franchising. Please elaborate on the change that was made and how it impacted your revenues and expenses.

In response to the Staff’s comment, the Company has revised its explanation for the change in revenues and expenses from 2019 to 2020 by stating that the decrease was due to disruptions related to the COVID-19 pandemic which resulted in a downturn in its local residential real estate markets in 2020 and a change in the Company’s business. The Company also elaborated on the change in the business model by stating “During 2019 the Company franchised its formerly owned sales office by entering into franchise agreements with the team leaders from each office. Prior to the transition, the former sales offices operated under Mr. La Rosa’s license and the Company recognized the gross revenue and costs on its books and records. Upon entering into the franchise agreement, the offices operated independently and no longer operated under Mr. La Rosa’s license. Thereby, the Company only recognized the net revenue as identified in the franchise agreements.”

Securities and Exchange Commission

February 10, 2022

Management, page 57

3. We note you have identified director nominees. Please file the consent of each director nominee as an exhibit to your registration statement. See Rule 438 of Regulation C under the Securities Act.

The Director Agreements that have been filed as Exhibits 10.6, 10.7, 10,8 and 10.9 contain the consents of the outside directors. Article I of the Agreement states: “The Director agrees, subject to the Director’s continued status as a director, to serve on the Company’s Board of Directors (the “Board”) and to provide those services required of a director under the Company’s Articles of Incorporation and Bylaws, as both may be amended from time to time (“Charter Documents”) and under the Nevada Revised Statutes, the federal securities laws and other state and federal laws and regulations, as applicable, and the rules and regulations of the U.S. Securities and Exchange Commission (the “SEC”) and any stock exchange or quotation system on which the Company’s securities may be traded from time to time. Director will also serve on such one or more committees of the Board as he or she and the Board shall mutually agree.”

Involvement in Certain Legal Proceedings, page 64

4. We note your statement: “Except as included below”…." It is not clear what this statement is referring to. Please advise or revise as appropriate.

Please note that that proviso has been deleted.

Transactions with Related Persons, page 74

5. We note the related party transactions described in Note 4 to your financial statements. Please provide the disclosure required by Item 404 of Regulation S-K.

The Company has provided disclosure regarding loans with related parties in the Section titled Transactions With Related Parties.

Note 8. Segments, page F-10

6. We note your disclosure throughout the filing that your experienced agents receive a 100% commission split. We also note your disclosure on page 36 that your residential brokerage revenue derives from percentage fees paid on agent-generated residential real estate transactions. Please clarify what other amounts are recognized as revenue in your Real Estate Brokerage Services segment, and tell us what your profit from this segment primarily consists of.

In response to the Staff’s comment, the Company revised its revenue recognition disclosure in Note 2 to the financial statements to explain that revenue from real estate brokerage services (residential) mainly consists of commissions generated from real estate brokerage services. In addition to commissions, revenue from real estate brokerage services (residential) consists of annual and monthly dues charged to our agents for providing IT systems, accounting, marketing tools and compliance services. The annual and monthly dues are recognized each month as the services are provided.

Securities and Exchange Commission

February 10, 2022

Should you have any questions relating to the foregoing or wish to discuss any aspect of the Company’s filing, please contact me at 646-838-1310.

Sincerely,

/s/ Philip Magri
Philip Magri, Esq.
Carmel, Milazzo & Feil LLP